Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000008004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000008005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000008007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000031350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	19.32%	12.11%	12.12%
C000135474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Without Sales Load [Member] | C000008004
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	9.92%	11.06%
Without Sales Load [Member] | C000008005
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%	8.02%	3.52%
Without Sales Load [Member] | C000008006
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	8.11%	3.60%
Without Sales Load [Member] | C000008007
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	7.22%	7.60%
Without Sales Load [Member] | C000008008
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%	7.28%	7.65%
Without Sales Load [Member] | C000031350
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%	12.12%	12.13%
Without Sales Load [Member] | C000135474
Average Annual Return [Line Items]
Average Annual Return, Percent	19.32%	12.11%	12.12%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.28%	14.50%	13.14%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.28%	14.50%	13.14%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.28%	14.50%	13.14%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.28%	14.50%	13.14%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.28%	14.50%	13.14%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.28%	14.50%	13.14%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	26.28%	14.50%	13.14%
NACC2 Index: Dividend Growth Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Growth Spliced Index
Average Annual Return, Percent	19.39%	12.21%	12.20%
NACC2 Index: Spliced Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Energy Index
Average Annual Return, Percent	9.30%	2.70%	1.28%
NACC2 Index: Spliced Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Energy Index
Average Annual Return, Percent	9.30%	2.70%	1.28%
NACC2 Index: MSCI ACWI Health Care
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care
Average Annual Return, Percent	4.86%	7.39%	7.40%
NACC2 Index: MSCI ACWI Health Care
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care
Average Annual Return, Percent	4.86%	7.39%	7.40%
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return, Percent	19.39%	12.21%	12.20%
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return, Percent	19.39%	12.21%	12.20%